Employee Benefits	12 Months Ended
Jun. 30, 2021
Employee Benefits [Abstract]
Employee Benefits	EMPLOYEE BENEFITS
Accounting policy
•Pension, provident and medical benefit plans are funded through monthly contributions. The group pays fixed contributions into a separate entity in terms of the defined contribution pension, provident and medical plans which are charged to the income statement in the year to which they relate. The group's liability is limited to its monthly determined contributions and it has no further liability, legal or constructive, if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current and prior periods. Refer to note 27 for details of the post-retirement medical benefit plan.
•Termination benefits are payable when employment is terminated before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The group recognises termination benefits at the earlier of the following dates: (a) when the group can no longer withdraw the offer of those benefits; and (b) when the entity recognises costs for a restructuring that is within the scope of IAS 37, Provisions, Contingent Liabilities and Contingent Assets, and involves the payment of termination benefits. In the case of an offer made to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer. Benefits falling due more than 12 months after balance sheet date are discounted to present value.

	2021	2020
Number of permanent employees as at 30 June:
South African operations	36 860	31 504
International operations[1]	1 599	1 589
Total number of permanent employees	38 459	33 093

	SA Rand
Figures in million	2021	2020
Aggregate earnings
The aggregate earnings of employees including executive directors were:
Salaries and wages and other benefits (excluding share-based payments)	14 079	10 540
Retirement benefit costs	929	842
Medical aid contributions	316	276
Total aggregated earnings[2]	15 324	11 658
[1]The Wafi-Golpu joint operation's employees included in the total is 59 (2020: 81).
[2]These amounts have been included in cost of sales, corporate expenditure and capital expenditure.

The increase year on year relates primarily to the acquisition of the Mponeng operations and related assets. Refer to note 14.

During the 2021 financial year, R371 million (2020: R122 million) was included in the payroll costs for termination costs. Termination costs include the cost relating to the voluntary retrenchment and restructuring process as well as retrenchments due to shaft closures.